Janus Henderson Global Allocation Fund - Growth

Schedule of Investments (unaudited)

March 31, 2024

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 84.7%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,218,083	$12,997,029
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	1,893,565	20,260,162
Janus Henderson Asia Equity Fund - Class N Shares	590,313	5,919,981
Janus Henderson Contrarian Fund - Class N Shares	419,941	11,792,721
Janus Henderson Emerging Markets Fund - Class N Shares	1,584,095	14,652,641
Janus Henderson Enterprise Fund - Class N Shares	77,136	11,132,434
Janus Henderson European Focus Fund - Class N Shares	190,300	9,068,376
Janus Henderson Forty Fund - Class N Shares	221,571	12,231,793
Janus Henderson Global Equity Income Fund - Class N Shares	2,371,086	14,748,140
Janus Henderson Global Real Estate Fund - Class N Shares	447,393	5,171,516
Janus Henderson Global Research Fund - Class N Shares	78,146	8,387,073
Janus Henderson Global Select Fund - Class N Shares	537,068	10,371,313
Janus Henderson Growth and Income Fund - Class N Shares	199,412	14,667,269
Janus Henderson Overseas Fund - Class N Shares	416,376	19,474,946
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	741,916	11,989,832
Janus Henderson Triton Fund - Class N Shares	294,506	8,334,307
Janus Henderson U.S. Dividend Income Fund - Class N Shares	803,717	9,106,434
		200,305,967
Exchange-Traded Funds (ETFs) – 1.0%
Janus Henderson AAA CLO	46,850	2,377,169
Fixed Income Funds – 13.8%
Janus Henderson Developed World Bond Fund - Class N Shares	2,790,928	21,462,330
Janus Henderson Flexible Bond Fund - Class N Shares	614,231	5,706,166
Janus Henderson High-Yield Fund - Class N Shares	124,368	900,375
Janus Henderson Multi-Sector Income Fund - Class N Shares	298,033	2,554,159
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	688,738	1,956,017
		32,579,047
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	1,171,372	1,171,606
Total Investments (total cost $200,584,092) – 100.0%		236,433,789
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(39,474)
Net Assets – 100%		$236,394,315

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions from Underlying Funds	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 100.0%
Equity Funds - 84.7%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$491,974	$(78,245)	$-	$902,562	$12,997,029
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	112,582	(279,790)	573,763	1,952,107	20,260,162
Janus Henderson Asia Equity Fund - Class N Shares	2,945	(263,975)	-	358,007	5,919,981
Janus Henderson Contrarian Fund - Class N Shares	74,578	239,794	730,460	503,021	11,792,721
Janus Henderson Emerging Markets Fund - Class N Shares	110,395	(1,581,926)	-	2,115,593	14,652,641
Janus Henderson Enterprise Fund - Class N Shares	-	(18,685)	647,756	609,759	11,132,434
Janus Henderson European Focus Fund - Class N Shares	214,788	69,219	-	1,144,712	9,068,376
Janus Henderson Forty Fund - Class N Shares	39,938	377,272	894,941	1,284,285	12,231,793
Janus Henderson Global Equity Income Fund - Class N Shares	721,095	(81,710)	-	591,228	14,748,140
Janus Henderson Global Real Estate Fund - Class N Shares	146,150	(366,620)	-	520,521	5,171,516
Janus Henderson Global Research Fund - Class N Shares	79,171	132,380	322,178	1,140,544	8,387,073
Janus Henderson Global Select Fund - Class N Shares	140,990	167,923	643,199	1,182,886	10,371,313
Janus Henderson Growth and Income Fund - Class N Shares	142,860	143,233	1,005,391	641,794	14,667,269
Janus Henderson Overseas Fund - Class N Shares	264,205	213,688	-	1,477,353	19,474,946
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	106,689	(82,360)	-	1,968,512	11,989,832
Janus Henderson Triton Fund - Class N Shares	-	(51,435)	504,940	348,809	8,334,307
Janus Henderson U.S. Dividend Income Fund - Class N Shares	154,400	20,602	-	871,485	9,106,434
Total Equity Funds	$2,802,760	$(1,440,635)	$5,322,628	$17,613,178	$200,305,967
Exchange-Traded Funds (ETFs) - 1.0%
Janus Henderson AAA CLO	92,181	1,732	-	31,864	2,377,169
Fixed Income Funds - 13.8%
Janus Henderson Developed World Bond Fund - Class N Shares	102,630	2,137	-	306,222	21,462,330
Janus Henderson Flexible Bond Fund - Class N Shares	279,504	(293,898)	-	155,559	5,706,166
Janus Henderson Global Bond Fund - Class N Shares	337,849	(3,696,508)	-	3,366,946	-
Janus Henderson High-Yield Fund - Class N Shares	40,512	(6,413)	-	28,655	900,375
Janus Henderson Multi-Sector Income Fund - Class N Shares	52,739	799	-	31,693	2,554,159
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	60,684	(40,398)	-	57,277	1,956,017
Total Fixed Income Funds	$873,918	$(4,034,281)	$-	$3,946,352	$32,579,047
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	13,825	-	-	-	1,171,606
Total Affiliated Investments - 100.0%	$3,782,684	$(5,473,184)	$5,322,628	$21,591,394	$236,433,789

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 100.0%
Equity Funds - 84.7%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	12,443,914	788,222	(1,059,424)	12,997,029
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	17,762,545	2,348,548	(1,523,248)	20,260,162
Janus Henderson Asia Equity Fund - Class N Shares	6,574,368	69,598	(818,017)	5,919,981
Janus Henderson Contrarian Fund - Class N Shares	11,934,681	932,952	(1,817,727)	11,792,721
Janus Henderson Emerging Markets Fund - Class N Shares	18,554,793	467,698	(4,903,517)	14,652,641
Janus Henderson Enterprise Fund - Class N Shares	9,119,303	2,207,618	(785,561)	11,132,434
Janus Henderson European Focus Fund - Class N Shares	4,876,866	3,688,508	(710,929)	9,068,376
Janus Henderson Forty Fund - Class N Shares	9,481,531	3,107,833	(2,019,128)	12,231,793
Janus Henderson Global Equity Income Fund - Class N Shares	8,892,937	6,375,568	(1,029,883)	14,748,140
Janus Henderson Global Real Estate Fund - Class N Shares	6,903,772	213,125	(2,099,282)	5,171,516
Janus Henderson Global Research Fund - Class N Shares	6,288,233	2,199,204	(1,373,288)	8,387,073
Janus Henderson Global Select Fund - Class N Shares	10,170,853	892,191	(2,042,540)	10,371,313
Janus Henderson Growth and Income Fund - Class N Shares	9,300,603	7,600,770	(3,019,131)	14,667,269
Janus Henderson Overseas Fund - Class N Shares	19,492,007	1,601,588	(3,309,690)	19,474,946
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	11,258,174	719,546	(1,874,040)	11,989,832
Janus Henderson Triton Fund - Class N Shares	7,514,081	1,149,255	(626,403)	8,334,307
Janus Henderson U.S. Dividend Income Fund - Class N Shares	8,700,249	321,507	(807,409)	9,106,434
Exchange-Traded Funds (ETFs) - 1.0%
Janus Henderson AAA CLO	1,874,908	636,258	(167,593)	2,377,169
Fixed Income Funds - 13.8%
Janus Henderson Developed World Bond Fund - Class N Shares	-	21,562,559	(408,588)	21,462,330
Janus Henderson Flexible Bond Fund - Class N Shares	12,673,083	353,825	(7,182,403)	5,706,166
Janus Henderson Global Bond Fund - Class N Shares	27,664,133	479,555	(27,814,126)	-
Janus Henderson High-Yield Fund - Class N Shares	813,130	143,077	(78,074)	900,375
Janus Henderson Multi-Sector Income Fund - Class N Shares	401,077	2,214,226	(93,636)	2,554,159
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	3,543,268	1,101,745	(2,705,875)	1,956,017
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	154,030	2,187,186	(1,169,610)	1,171,606

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of March 31, 2024.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$200,305,967	$-	$-
Exchange-Traded Funds (ETFs)	2,377,169	-	-
Fixed Income Funds	32,579,047	-	-
Money Markets	-	1,171,606	-
Total Assets	$235,262,183	$1,171,606	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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